17010139

Nasdaq Stock Market

**William Slattery, CFA**
**Vice President**
Listing Qualifications

Received SEC

APR 05 2017

Washington, DC 20549

CERT NAS

File No. 001-38053

*By Electronic Mail*

April 5, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on April 5, 2017 The Nasdaq Stock Market (the "Exchange") received from Forum Merger Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one share of Class A Common Stock, one Right and one Warrant

Class A Common Stock, par value $0.0001 per share

Rights, exchangeable into one-tenth of one share of Class A Common Stock

Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery